FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE HIERARCHY ASSETS MEASURED AT FAIR VALUE ON RECURRING BASIS

The following tables present the fair value hierarchy for those assets measured at fair value on a recurring basis as of December 31, 2024 and 2025, respectively:

	As of December 31, 2024
				Total
RMB	Level 1	Level 2	Level 3	Fair Value
Short-term investments (Note 3)	—	153,910	—	153,910
Long-term investments (Note 4)	273,020	51,090	—	324,110

	As of December 31, 2025
				Total
RMB	Level 1	Level 2	Level 3	Fair Value
Short-term investments (Note 3)	103,352	287,001	—	390,353
Long-term investments (Note 4)	161,187	63,217	—	224,404